Intellectual property (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intellectual Property Details
Intellectual property acquired	$ 25,271,000	$ 25,271,000
Accumulated amortization and impairment	(5,616,200)	(3,931,467)
Intellectual property, net	$ 19,654,800	$ 21,339,533